LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES

(a)	Senior Notes
i.7% Senior Notes ("Notes")
On March 16, 2017, the Company issued at face value $400 million of Notes due in 2025 with an interest rate of 7% per annum. The Notes are denominated in U.S. dollars and mature on April 15, 2025. Interest is payable in arrears in equal semi-annual installments on April 15 and October 15 of each year, beginning on October 15, 2017. The Notes are guaranteed by some of the Company's subsidiaries.
The Company incurred transaction costs of $6.4 million which have been capitalized and offset against the carrying amount of the Notes within Long-term debt in the Consolidated balance sheets and are being amortized using the effective interest rate method.
Except for the prepayment options as noted below, the Notes are not redeemable, in whole or part, by the Company until April 15, 2020. On and after April 15, 2020, the Company may redeem the Notes, in whole or in part, at the relevant redemption price (expressed as a percentage of the principal amount of the Notes) and accrued and unpaid interest on the Notes up to the redemption date. The redemption price for the Notes during the 12-month period beginning on April 15 of each of the following years is: 2020 - 105.25%; 2021 - 103.50%; 2022 - 101.75%; 2023 and thereafter - 100%.
Prior to April 15, 2020, the Company may redeem some or all of the Notes at a price equal to 100% of the principal amount of the Notes plus a "make-whole" premium, plus accrued and unpaid interest.
Prior to April 15, 2020, using the cash proceeds from an equity offering, the Company may redeem up to 40% of the original aggregate principal amount of the Notes at a redemption price equal to 107% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, up to the redemption date.
The prepayment options are options that represent an embedded derivative asset to the Company and are presented as an offset to the Notes on the Consolidated balance sheets. The debt component was initially recognized at $400 million, which represents the difference between the fair value of the financial instrument as a whole and the fair value of the embedded derivative.
Subsequently, the debt component is recognized at amortized cost using the effective interest rate method. The embedded derivative represents the prepayment option and is classified as a financial asset at fair value through profit or loss ("FVTPL"). The embedded derivative is recognized at fair value with changes in the fair value recognized in the Company’s Consolidated statements of earnings. The fair value of the embedded derivative as at December 31, 2017 was $6.8 million (note 21(a)), (December 31, 2016 - $nil).
Under the indenture governing the Notes, if the Company makes certain asset sales it may use an amount equal to the net proceeds to repay certain debt obligations and/or reinvest, or commit to reinvest, in the Company’s business, within 365 days after the applicable asset sale.  At the end of the 365-day period, if there remains $50 million or more of the net proceeds that the Company has not used in this manner, the Company would be required to use any such excess proceeds to offer to purchase the Notes at par in the manner described in the indenture.
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-5 yrs	>5 yrs
December 31, 2017	$400.0	$610.0	$28.0	$56.0	$56.0	$470.0
December 31, 2016	$489.1	$621.1	$33.0	$66.0	$522.1	$—

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $5.8 million as at December 31, 2017 (December 31, 2016 – $4.0 million). The carrying amount of the long-term debt also excludes the embedded derivative classified as a financial asset at fair value through profit or loss (note 20(d)).

ii.6.75% Senior Notes
On September 21, 2012, the Company issued at face value $650 million of Senior Notes with an interest rate of 6.75% per annum. The 6.75% Senior Notes were denominated in U.S. dollars and mature on October 1, 2020. Interest is payable in arrears in equal semi-annual installments on April 1 and October 1.
In April 2016, the Company canceled, at face value, $15.0 million of 6.75% Senior Notes it purchased in 2015.
In the third quarter of 2016, the Company purchased at face value, pursuant to a tender offer, an additional $145.9 million of the 6.75% Senior Notes for cash consideration of $141.5 million. The resulting gain, net of transaction costs was $4.0 million and was recognized in the third quarter of 2016 in Interest income and derivatives and other investment gains in the Consolidated statements of earnings (note 31).
On March 16, 2017, the Company issued a notice to redeem its 6.75% Senior Notes for a total amount of $505.6 million and completed the redemption on April 3, 2017. As a result of the change in the estimated future cash flows, the amortized cost of $485.4 million of the 6.75% Senior Notes was adjusted during the first quarter 2017 to reflect the actual future cash flows of $505.6 million. The resulting loss of $20.2 million was recognized in the first quarter 2017 in Interest income and derivatives and other investment gains in the Consolidated statements of earnings (note 31).

(b)	Credit facilities
On February 1, 2016, the Company entered into a four-year $250 million credit facility consisting of a fully committed $100 million secured revolving credit facility and a $150 million accordion. During 2016, the Company amended the credit facility to increase the fully committed credit facility from $100 million to $170 million, resulting in $80 million remaining under the accordion. On February 7, 2017, the Company amended the credit facility, utilizing the remaining accordion and adding additional commitments of $80 million, bringing the total commitments under the facility to $250 million, with similar terms and conditions. On December 14, 2017, the Company amended the credit facility. The amendments include, amongst other things, extending the maturity to March 31, 2022, improved pricing, the addition of an option to increase financing under the credit facility by $100 million, the ability to enter into a $100 million bi-lateral letters of credit facility and the elimination of the Minimum Liquidity financial covenant. The credit facility provides for an interest rate margin above London Interbank Offered Rate (“LIBOR”), banker’s acceptance (“BA”) prime rate and base rate advances which varies according to the total net debt ratio of the Company. Fees related to the credit facility vary according to the total net debt ratio of the Company. This credit facility is secured by some of the Company's real assets, guarantees by some of the Company’s subsidiaries and pledges of shares in some of the Company's subsidiaries. The key terms of the facility include limitations on incremental debt, restrictions on distributions and financial covenants including Net Debt to EBITDA, Tangible Net Worth, and Interest Coverage. The Company was in compliance with its credit facility covenants as at December 31, 2017.
Upon entering into the $250 million credit facility on February 1, 2016, the Company terminated its four-year $500 million unsecured revolving credit facility. Prior to termination, the Company repaid the $70 million outstanding on the previous credit facility. As of December 31, 2016, letters of credit worth $2.8 million were issued under the Company’s revolving credit facility and $0.4 million under a separate letter of credit. As of December 31, 2017, letters of credit worth $1.3 million were drawn against the credit facility for the guarantee of certain environmental indemnities.

(c)	Uncollateralized surety bonds
As at December 31, 2017, C$127.2 million (December 31, 2017 - $101.6 million; December 31, 2016 ‐ $nil) of uncollateralized surety bonds were outstanding to guarantee the environmental indemnities related to the Doyon division.  The uncollateralized surety bonds were issued pursuant to arrangements with international insurance companies (note 8(a)).